Note 6 - Property and Equipment	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
6.	PROPERTY AND EQUIPMENT

	Computer and Office Equipment	Leasehold Improvements	Total
Cost, January 1, 2020	$84,828	$33,180	$118,008
Effect of foreign exchange	614	-	614
Cost, June 30, 2020	$85,442	$33,180	$118,862
Additions	2,319	-	2,319
Effect of foreign exchange	(809)	-	(809)
Cost, December 31, 2020	$86,952	$33,180	$120,132
Additions	2,248	-	2,248
Disposal	(33,384)	-	(33,384)
Effect of foreign exchange	(172)	-	(172)
Cost, June 30, 2021	$55,644	$33,180	$88,824

Accumulated depreciation, January 1, 2020	$59,567	$23,226	$82,793
Charge for the period	2,643	4,266	6,909
Effect of foreign exchange	588	-	588
Accumulated depreciation, June 30, 2020	$62,798	$27,492	$90,290
Charge for the period	2,671	4,266	6,937
Effect of foreign exchange	(780)	-	(780)
Accumulated depreciation, December 31, 2020	$64,689	$31,758	$96,447
Charge for the period	2,102	1,422	3,524
Disposal	(30,134)	-	(30,134)
Effect of foreign exchange	(169)	-	(169)
Accumulated depreciation, June 30, 2021	$36,488	$33,180	$69,668

Net book value, December 31, 2020	$22,263	$1,422	$23,685
Net book value, June 30, 2021	$19,156	$-	$19,156